Long-Term Debt (Details Textual) - USD ($)		1 Months Ended			9 Months Ended		12 Months Ended
	Apr. 02, 2018	Apr. 30, 2018	Feb. 01, 2017	Jan. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Apr. 13, 2018	Dec. 31, 2016	Dec. 31, 2014
Long-Term Debt (Textual)
Long term subordinated convertible notes payable to stockholders							$ 1,166,373		$ 1,166,373
Note payable, description					Of our total indebtedness of approximately $25,000,000 as of September 30, 2018, $3,492,327 is classified as current debt.		Total indebtedness of approximately $21,669,000 as of December 31, 2017, approximately $2,800,000 is classified as current debt.
Maturity date	Jul. 31, 2019
Interest rate			7.50%		9.00%
Note payable maturity, description			(a) the date that is ten days after the initial closing of a private offering of capital stock of the Company in an amount not less than $10 million (a “Private Offering”); (b) December 31, 2017 or a (c) declaration by the noteholder of an event of default under the Senior Promissory Note.
Interest rate on promissory notes			12.50%
Notes convert in to shares		548,360	1,400,000
Common stock, per share								$ 6.00
Percentage of outstanding common stock			70.00%
Convertible debt							$ 9,500,000
Accretion Discount					$ 3,905,833
Promissory note					4,005,000
Convertible notes, description			The number of Transaction Shares will be increased to equal 70% of the issued and outstanding Common Stock if the issuance of Common Stock pursuant to a private offering of Common Stock of up to $2 million and the conversion of the Company’s subordinated notes payable to members and Senior Bridge Notes, convertible promissory notes, and certain accounts payable into Common Stock would otherwise cause the Transaction Shares to represent less than 70% of the issued and outstanding Common Stock.
Debt issuance costs					$ 481,238
Third-party financial advisory firm [Member]
Long-Term Debt (Textual)
Convertible debt							4,813,000
Debt discount							$ 4,687,000
EAF [Member]
Long-Term Debt (Textual)
Maturity date					Feb. 28, 2026		Feb. 28, 2026
Number of units equivalent to common shares					1,400,000		1,400,000
Interest rate					1.50%		1.50%
Description of interest rate					The Company imputed an interest rate of 5.1% on the promissory notes		The Company imputed an interest rate of 5.1% on the promissory notes.
Evo Inc [Member]
Long-Term Debt (Textual)
Interest rate			81.10%
Interest rate on promissory notes			70.00%
Convertible note shares			1,400,000
Long-term Debt [Member]
Long-Term Debt (Textual)
Beneficial conversion feature					$ 2,622,106
Debt issuance costs					$ 481,238
Convertible Debt [Member]
Long-Term Debt (Textual)
Maturity date			Feb. 01, 2016		Dec. 31, 2017
Interest rate					7.50%
Note payable maturity, description					Ten days after the initial closing of a private offering of capital stock of the Company in an amount not less than $10 million or at the discretion of the member. During 2018 the promissory note's maturity date was extended to July 2019.
Interest rate on promissory notes			1.50%		9.00%
Principal amount			$ 9,500,000
Public offering or private offering					$ 40,000,000
Promissory note					2,500,000
Secured convertible promissory notes					4,005,000
Paid commissions					$ 524,987
Convertible notes, description					1) at any time after the first anniversary of the date of issuance or 2) at any time within 90 days after a “triggering event,” including a sale, reorganization, merger, or similar transaction where the Company is not the surviving entity. The Convertible Notes are also subject to mandatory conversion at any time after the first anniversary of the date of issuance if the average volume of shares of common stock traded on the Nasdaq Capital Market, NYSE American Market or a higher tier of either exchange is 100,000 or more for the 10 trading days prior to the applicable date.
Purchase shares of common stock					1,602,000
Warrant exercise price					$ 2.50
Three convertible promissory notes [Member]
Long-Term Debt (Textual)
Maturity date							Nov. 30, 2019
Interest rate							12.00%
Four working capital notes [Member]
Long-Term Debt (Textual)
Interest rate on promissory notes							6.00%
Conversion of common stock							$ 200,000
Four Promissory Notes [Member] | EAF [Member]
Long-Term Debt (Textual)
Accretion Discount							$ 4,257,358
Promissory Notes [Member]
Long-Term Debt (Textual)
Maturity date							Dec. 31, 2017
Interest rate					6.00%		7.50%
Note payable maturity, description							Ten days after the initial closing of a private offering of capital stock of the Company in an amount not less than $10 million or at discretion of the member. Subsequent to year end the promissory note's maturity date was extended to July 2019.
Interest rate on promissory notes			1.50%
Principal amount			$ 9,500,000
Nine subordinated notes payable [Member]
Long-Term Debt (Textual)
Maturity date							Dec. 31, 2020
Interest rate							12.00%
Principle and interest payments							$ 173,888
Convertible note shares							268,507
Conversion of common stock							$ 1,166,373
Nine subordinated notes payable [Member] | April 2018 [Member]
Long-Term Debt (Textual)
Convertible note shares					272,777
Conversion of common stock					$ 1,166,373
Write-off of interest					83,589
Debt interest amount					$ 197,485
SBA note payable [Member]
Long-Term Debt (Textual)
Long term subordinated convertible notes payable to stockholders										$ 1,300,000
Note payable, description					$1,300,000 SBA note payable issued December 31, 2014, with interest at 5.50% for the first five years, then adjusted to the SBA LIBOR base rate, plus 2.35% for the remaining five years.		$1,300,000 SBA note payable issued December 31, 2014, with interest at 5.50% for the first five years, then adjusted to the SBA LIBOR base rate, plus 2.35% for the remaining five years.
Maturity date					Mar. 31, 2024		Mar. 31, 2024
Issued in units					35,491		35,491
Number of units equivalent to common shares					31,203		31,203
Principle and interest payments				$ 15,288
Senior promissory note [Member]
Long-Term Debt (Textual)
Maturity date					Feb. 29, 2020
Interest rate					7.50%
Six subordinated senior notes payable [Member]
Long-Term Debt (Textual)
Note payable, description							The Company subsequently extended the maturity date of the notes to October 31, 2017. The Company paid a fee of 1% of the outstanding principal balance on the notes on or around each of January 31, 2017, April 30, 2017, and July 31, 2017 to extend the maturity date of the notes. The notes are secured by a subordinate security interest on substantially all of the Company’s assets and are personally guaranteed by two stockholders.
Issued in units							25,541
Number of units equivalent to common shares							22,455
Interest rate							12.00%
Description of interest rate							Effective July 2016, the maturity date of the Senior Bridge Notes was extended to September 30, 2016 and allowed for an interest rate increase from 12% to 16% effective March 14, 2016. The default interest rate was increased from 15% to 18%. As part of the first amendment, the note holders received 3,359 Class A Membership Units (equivalent to 2,953 common shares) in Titan.
Convertible note shares							275,583
Conversion of common stock							$ 689,000
Six subordinated senior notes payable [Member] | Class A Membership [Member]
Long-Term Debt (Textual)
Issued in units							3,359
Number of units equivalent to common shares							2,953
Six subordinated senior notes payable [Member] | April 2018 [Member]
Long-Term Debt (Textual)
Convertible note shares					275,583
Conversion of common stock					$ 621,556
Write-off of interest					73,741
Debt interest amount					$ 67,402
Five Promissory Notes [Member] | Minimum [Member]
Long-Term Debt (Textual)
Maturity date					Jun. 30, 2020
Interest rate on promissory notes					6.92%
Principle and interest payments					$ 477
Five Promissory Notes [Member] | Maximum [Member]
Long-Term Debt (Textual)
Maturity date					Jan. 31, 2023
Interest rate on promissory notes					2.99%
Principle and interest payments					$ 1,678